Share-Based Payments	12 Months Ended
Dec. 31, 2018
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Share-Based Payments

NOTE 16: SHARE-BASED PAYMENTS

The Company operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees. The warrants are accounted for as equity-settled share-based payment plans since the Company has no legal or constructive obligation to repurchase or settle the warrants in cash.

Each warrant gives the beneficiaries the right to subscribe to one common share of the Company. The warrants are granted for free and have an exercise price equal to the lower of the average closing price of the Celyad share over the 30 days prior to the offer, and the last closing price before the day of the offer, as determined by the Board of Directors of the Company.

Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2018		2017
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as at 1 January	31.76	674,962	20.92	571,444
Granted	23.09	111,600	30.37	367,100
Forfeited	28.79	50,833	28.50	31,817
Exercised	2.64	4,500	2.77	225,966
Expired	—	—	22.44	5,799
At 31 December	30.71	731,229	31.76	674,962

There were 4,500 warrants exercised in 2018, that were issued in May 2013.

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as at 31 December, 2018	Number of warrants outstanding as at 31 December, 2017	Exercise price per share
29 October 2010	29 October 2013	29 October 2020	766	766	35.36
06 May 2013	06 May 2016	06 May 2023	2,500	7,000	2.64
05 May 2014	05 May 2017	05 May 2024	60,697	60,697	36.69
05 November 2015	05 November 2018	05 November 2025	245,982	253,065	33.27
08 December 2016	08 December 2019	08 December 2021	42,500	45,000	22.46
29 June 2017	29 June 2020	29 June 2022	294,484	308,434	31.50
26 October 2018	26 October 2021	26 October 2023	84,300		21.16

			731,229	674,962

Warrants issued on October 29, 2010

At the Extraordinary Shareholders Meeting of October 29, 2010, a plan of 79,500 warrants was approved. Warrants were offered to Company’s employees, non-employees and directors. Out of the 79,500 warrants offered, 61,050 warrants were accepted by the beneficiaries and 766 warrants are outstanding on the date hereof.

The 61,050 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1st, 2014. The exercise price amounts to €35.36. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on May 6, 2013

At the Extraordinary Shareholders Meeting of 6 May 2013, a plan of 266,241 warrants was approved. Warrants were offered to Company’s employees and management team. Out of the 266,241 warrants offered, 253,150 warrants were accepted by the beneficiaries and 2,500 warrants are outstanding on the date hereof.

The 253,150 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on 1 January 2017. The exercise price amounts to €2.64. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on May 5, 2014

At the Extraordinary Shareholders Meeting of 5 May 2014, a plan of 100,000 warrants was approved. Warrants were offered to Company’s new comers (employees, non-employees and directors) in five different tranches. Out of the warrants offered, 94,400 warrants were accepted by the beneficiaries and 60,697 warrants are outstanding on the date hereof.

The 100,000 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on 1 January 2018. The exercise price of the different tranches ranges from €33.49 to €45.05. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on November 5, 2015

At the Extraordinary Shareholders Meeting of 5 November 2015, a plan of 466,000 warrants was approved. Warrants were offered to Company’s new comers (employees, non-employees and directors) in five different tranches. Out of the warrants offered, 343,550 warrants were accepted by the beneficiaries and 245,982 warrants are outstanding on the date hereof.

Theses warrants vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on 1 January 2019. The exercise price of the different tranches ranges from €15.90 to €34.65. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on December 8, 2016

On 8 December 2016, the Board of Directors issued a new plan of 100,000 warrants. An equivalent number of warrants were cancelled from the remaining pool of warrants of the plan of 5 November 2015. Warrants were offered to Company’s new comers (employees and non-employees) in two different tranches. Out of the warrants offered, 45,000 warrants were accepted by the beneficiaries and 42,500 warrants are outstanding on the date of the financial statements.

Theses warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on 1 January 2020. The exercise price of the different tranches ranges from €17.60 to €36.81. Warrants not exercised within 5 years after issue become null and void.

Warrants issued on June 29, 2017

At the Extraordinary Shareholders Meeting of 29 June 2017, a plan of 520,000 warrants was approved. Warrants were offered in different tranches to beneficiaries (employees, non-employees and directors). Out of the warrants offered, 312,100 warrants were accepted by the beneficiaries and 294,484 warrants are outstanding on the date hereof.

Theses warrants will be vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on 1 January 2021. The exercise price of the different tranches ranges from €31.34 to €47.22. Warrants not exercised within 5 years after issue become null and void.

The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 October 2010	31 January 2013	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 June 2017	26 October 2018
Number of warrants issued	79,500	140,000	266,241	100,000	466,000	100,000	520,000	700,000
Number of warrants granted	61,050	120,000	253,150	94,400	343,550	45,000	334,400	89,300
Number of warrants not fully vested as of 31 December 2018	0	0	0	0	25,167	42,500	294,484	84,300
Average exercise price (in €)	35.36	4.52	2.64	36.69	33.27	22.46	31.50	21.16
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%
Average fair value (in €)	9.00	2.22	12.44	24.55	21.66	11.28	15.68	10.77
Weighted average remaining contractual life	1.82	4.08	4.34	5.34	6.84	2.94	3.49	4.82

The total net expense recognised in the income statement for the outstanding warrants totals €3.6 million for the year 2018 (€2.6 million for the prior year 2017).